INVENTORY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INVENTORY
Cost of goods sold	$ 598,627	$ 315,281	$ 2,795,661	$ 613,784	$ 850,901	$ 899,699